Financial risk and capital management - Master netting agreements for financial assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets	$ 38,619	$ 71,065
Gross amounts offset in the balance sheet	20,488	44,725
Net amounts presented in the balance sheet	18,129	26,341
Amounts of remaining rights to set-off not qualifying for offsetting	2,863	5,176
Net amount	15,266	21,164
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities	35,412	65,226
Gross amounts offset in the balance sheet	20,488	44,725
Net amounts presented in the balance sheet	14,923	20,502
Amounts of remaining rights to set-off not qualifying for offsetting	2,863	5,176
Net amount	12,060	15,326
Trade payables [Member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities	14,184	19,913
Gross amounts offset in the balance sheet	3,133	7,464
Net amounts presented in the balance sheet	11,051	12,449
Amounts of remaining rights to set-off not qualifying for offsetting	0	0
Net amount	11,051	12,449
Collateral liabilities [Member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities	7,791	13,936
Gross amounts offset in the balance sheet	7,333	12,365
Net amounts presented in the balance sheet	458	1,571
Amounts of remaining rights to set-off not qualifying for offsetting	458	1,571
Net amount	0	0
Derivative financial instruments [Member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities	13,437	31,377
Gross amounts offset in the balance sheet	10,023	24,895
Net amounts presented in the balance sheet	3,414	6,482
Amounts of remaining rights to set-off not qualifying for offsetting	2,405	3,605
Net amount	1,009	2,877
Trade receivables [Member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets	17,139	25,607
Gross amounts offset in the balance sheet	3,133	7,464
Net amounts presented in the balance sheet	14,006	18,143
Amounts of remaining rights to set-off not qualifying for offsetting	0	0
Net amount	14,006	18,143
Collateral receivables [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets	8,713	16,923
Gross amounts offset in the balance sheet	6,526	13,455
Net amounts presented in the balance sheet	2,186	3,468
Amounts of remaining rights to set-off not qualifying for offsetting	2,186	3,468
Net amount	0	0
Derivative financial instruments [Member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets	12,767	28,535
Gross amounts offset in the balance sheet	10,829	23,806
Net amounts presented in the balance sheet	1,937	4,730
Amounts of remaining rights to set-off not qualifying for offsetting	677	1,708
Net amount	$ 1,260	$ 3,022